Shareholder Report, Average Annual Return (Details) 74200177400_Putnam Global Health Care Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	13.20%	4.78%	9.07%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	20.10%	6.03%	9.72%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.35%	10.88%	12.58%
MSCI World Health Care Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index-NR
Average Annual Return, Percent	19.65%	4.54%	9.04%